Loans Receivable - Schedule of loans receivable in nonaccrual status (Details) $ in Millions	Dec. 31, 2020 USD ($) loan
Receivables [Abstract]
Number of Loans | loan	1
Principal Outstanding	$ 82.0
Fair Value	$ 73.8